Property and Equipment - Summary of Property and Equipment (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 114.3	$ 112.1
Less accumulated depreciation and amortization		(91.7)	(83.3)
Property, Plant and Equipment, Other, Gross		22.6	28.8
Property, Plant and Equipment, Net	$ 35.9	23.8	30.0
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		27.6	26.1
Property and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		15.2	19.0
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		71.5	67.0
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 1.2	$ 1.2